TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

25.  TAXATION

Income Tax

1)	Cayman Islands

The Group was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

2)	The United States (“U.S.”)

The Company’s subsidiaries, incorporated in the United States are subject to statutory income tax at a rate up to 35% for taxable income earned in the United States. On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was enacted, significantly revising the U.S. corporate income tax law. Changes include a reduction in the federal corporate tax, changes to operating loss carry-forwards and carrybacks, and a repeal of the corporate alternative minimum tax. This legislation resulted in a reduction of the U.S. federal corporate income tax rates from a maximum of 35% to 21%, to which the subsidiaries incorporated in the United States are subject.

3)	Hong Kong

Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

4)	Singapore

The Company’s subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore. Singapore does not impose a withholding tax on dividends for resident companies.

25.  TAXATION (Continued)

Income Tax (Continued)

5)	China

The Company’s subsidiaries, the consolidated VIEs and subsidiaries of the VIEs established in the PRC are subject to statutory income tax at a rate of 25%, unless preferential tax rates were applicable.

The Enterprise Income Tax (“EIT”) Law and its implementing rules permit High and New Technology Enterprise (“HNTE”) to enjoy a reduced 15% EIT rate. Futu Network Technology (Shenzhen) Co., Ltd., one of the Company’s subsidiary, and Shenzhen Futu, the consolidated VIE, obtained the qualification certificate of HNTE under the EIT Law, subject to the tax rate of 15% with a valid period of three years starting from 2022 and 2023 respectively.

According to the relevant EIT Laws jointly promulgated by the Ministry of Finance of the PRC, State Tax Bureau of the PRC, and Ministry of Science of the PRC that became effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”). For enterprises that currently enjoy pre-tax deduction for R&D expenses at the ratio of 75%, the pre-tax deduction ratio has increased to 100% during the period since October 1, 2022.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiary registered outside the PRC should be deemed resident enterprises, the Company and its subsidiary registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.

Dividends paid by the Group’s wholly foreign-owned subsidiaries in China to non-PRC-resident enterprises which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, will be subject to a withholding tax rate of 10%, unless the relevant Hong Kong entity satisfies all the requirements under the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income and receives approval from the relevant tax authority. The undistributed earnings that are subject to dividend tax are expected to be indefinitely reinvested for the foreseeable future. The Group did not record any withholding tax for its PRC earnings and considered determination of such withholding tax amount not practicable.

25.  TAXATION (Continued)

Income Tax (Continued)

6)Pillar Two

The Organization of Economic Cooperation and Development has proposed a global minimum tax of 15% on a country-by-country basis (“Pillar Two”). Under the legislation, the Group is liable to pay a top-up tax for the difference between the Global Anti-Base Erosion Proposal (“GloBE”) effective tax rate for each jurisdiction and the 15% minimum rate.

For the year ended December 31, 2024, certain of the Group’s subsidiaries are located in jurisdictions where Pillar Two legislation has been in effect, such as Australia, Canada, Japan. The effective tax rate of the Group is 15.5% for the annual reporting period ended December 31, 2024. The Group has effective tax rates that exceed 15% in all jurisdictions in which it operates, except for Hong Kong, Singapore and Mainland China. The Group has assessed the impact and determined that no current tax provision is required due to the implementation of Pillar Two in these jurisdictions has yet to be effective as of December 31, 2024.

In the jurisdictions where Pillar Two is expected to become effective in 2025, mainly Hong Kong and Singapore, the Group anticipates that it may be subject to a top-up tax under the GloBE rules. The Group is in the process of assessing its exposure to the Pillar Two legislation when it comes into effect. The Group expects such legislation could impact any minimum tax we owe in future periods, possibly materially, and the effective tax rate could increase in 2025 and thereafter. This minimum tax, if any, will be recognized in the period in which it is incurred.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Current income tax expenses	466,074	763,248	1,016,317
Deferred income tax benefit	(52,112)	(14,769)	(17,975)
Income tax expenses	413,962	748,479	998,342

25.  TAXATION (Continued)

Tax Reconciliation

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Income before income tax expenses and share of loss from equity method investments	3,358,607	5,040,925	6,535,332
Tax expenses at Hong Kong profit tax rate of 16.5% (1)	554,005	831,588	1,078,165
Changes in valuation allowance	(46,798)	65,581	164,511
Tax effect of permanence differences	41,181	49,787	37,803
Effect of income tax jurisdictions other than Hong Kong	50,807	20,873	19,836
Super deduction of research and development expenses	(86,419)	(132,704)	(132,257)
Final settlement differences	(3,614)	11,756	11,484
Income not subject to tax (2)	(95,200)	(98,402)	(181,200)
Income tax expenses	413,962	748,479	998,342
(1)	The Hong Kong statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in Hong Kong.
(2)	This amount mainly represents tax exempted items, including offshore income of Futu Securities derived from executing the clients’ orders of US listed securities, etc.

Deferred Tax Assets and Liabilities

Deferred income tax expenses reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	187,154	352,117
Accrued expenses and others	98,227	112,470
Less: valuation allowance	(188,205)	(352,716)
Total deferred tax assets	97,176	111,871
Set-off of deferred tax liabilities pursuant to set-off Provisions	(356)	—
Net deferred tax assets	96,820	111,871

Total deferred tax liabilities	6,682	4,882
Set-off of deferred tax assets pursuant to set-off Provisions	(356)	—
Net deferred tax liabilities	6,326	4,882

25.  TAXATION (Continued)

Movement of Valuation Allowance

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Balance at beginning of the year	169,422	122,624	188,205
Additions	97,727	77,016	209,900
Reversals	(144,525)	(11,435)	(45,389)
Balance at end of the year	122,624	188,205	352,716

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory rate depending on which entity was applied when calculating deferred tax assets.

As of December 31, 2023 and 2024, the Group had net operating loss carryforwards of approximately HK$877,231 thousand and HK$1,602,433 thousand, respectively, which arose from the subsidiaries, the VIEs and the VIEs’ subsidiaries established in Hong Kong, Singapore, PRC, etc. As of December 31, 2023 and 2024, of the net operating loss carryforwards, HK$877,231 thousand and HK$1,602,433 thousand was provided for valuation allowance against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets of accrued expenses and others will not be realized. Apart from these net operating loss carryforwards that was provided for valuation allowance, the remaining is expected to be utilized prior to expiration considering future taxable income for respective entities.

Uncertain Tax Position

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. The Group continues to assess the uncertain tax positions in accordance with applicable income tax guidance and based on changes in facts and circumstances.

The Group is subject to routine examinations by the applicable local jurisdictions’ taxing authorities. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, tax filings of the Company’s PRC subsidiaries and the VIEs for tax years 2019 through 2023 remain open to examination by the respective tax authorities. The Group is also subject to the examination of the tax filings in other jurisdictions, most of significant jurisdictions are no longer subject to examinations for tax years before 2018.